Property and Equipment - Summary of Property and Equipment (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Leasehold improvements, Useful Life	10 years
Leasehold improvements	$ 23,976
Less: accumulated depreciation	(13,274)
Property and equipment, net	$ 10,702	$ 10,153